Short-Term Deposits and Marketable Securities - Debt Securities in an Unrealized Loss Position (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Less than 12 months
Unrealized Losses	$ (2)	$ (12)
More than 12 months
Unrealized Losses	(9)	(1)
Total
Fair Value		1,635
Unrealized Losses	(11)	(13)
Unrealized loss
Less than 12 months
Fair Value	448	429
More than 12 months
Fair Value	443	157
Total
Fair Value	891	586
Unrealized gain
Total
Fair Value	1,561	1,049
U.S. Treasury debt securities
Less than 12 months
Unrealized Losses	(2)	(12)
More than 12 months
Unrealized Losses	(9)	(1)
Total
Unrealized Losses	(11)	(13)
U.S. Treasury debt securities | Unrealized loss
Less than 12 months
Fair Value	448	429
More than 12 months
Fair Value	443	157
Total
Fair Value	$ 891	$ 586